Intangible Assets (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 10, 2023	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Purchase price, shares	5,000,000
Additional earn-our provisions	$ 2,468,500		$ 2,468,500
Cash	200,000	$ 3,833,349		$ 1,360,401	$ 3,833,349
Purchase price, amount						$ 192,000
Purchased assets, consideration	5,500,000
Cash proceeds	11,000,000
Share price		$ 202,638			$ 202,638
Payment in cash	2,500,000
Proceeds from warrants	14,000,000
Exercise price		$ 2.79			$ 2.79
Additional cash	$ 3,000,000
Amortization expense				305,550	$ 157,443
GBB Drink Lab Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Additional payment				$ 175,000
Warrant [Member]
Finite-Lived Intangible Assets [Line Items]
Share price	$ 1.00
Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Share price	1.00
Exercise price	$ 1.40
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Additional earn-our provisions		$ 2,000,000
Purchase price, amount	$ 2,668,500
Amortization expense	462,993
Restricted Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Additional earn-our provisions	$ 2,468,500